Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets [Line Items]
Annual after-tax profit	10.00%
Registered capitall based	50.00%
Restricted net asset (in Dollars)	$ 24,994,677	$ 37,294,460
Board of Directors [Member]
Restricted Net Assets [Line Items]
Registered capitall based	50.00%
Minimum [Member]
Restricted Net Assets [Line Items]
Annual after-tax profit	10.00%
Maximum [Member]
Restricted Net Assets [Line Items]
Annual after-tax profit	50.00%